Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

10. Income taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of assets and liabilities and their respective tax bases, operating loss carryforwards, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with FASB ASC 740, Accounting for Income Taxes, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not’ that the position taken will be sustained by a taxing authority. As of December 31, 2017 and 2016, the Company had no unrecognized income tax benefits and correspondingly there is no impact on the Company’s effective income tax rate associated with these items. The Company’s policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense in the accompanying statements of operations. As of December 31, 2017 and 2016, the Company had no such accruals.

The components of income tax expense (benefit) attributable to continuing operations are as follows:

Year ended December 31,
	2017	2016	2015
Current Expense:
Federal	$—	$—	$—
State	—	—	—
	—	—	—
Deferred Expense:
Federal	—	—	—
State	—	—	—
	$—	$—	$—

The differences between the company’s income tax expense attributable to continuing operation and the expense computed at the 34% U.S. statutory income tax rate were as follows (in thousands):

	Year ended December 31,
	2017	2016	2015
Federal income tax expense at statutory rate:	$(20,441)	$(10,299)	$(6,890)
Increase (reduction) in income tax resulting from:
State Income Taxes	(1,623)	(397)	(335)
Increase in Valuation Allowance	8,977	10,936	6,109
Increase in fair value of Series B purchase option liability	—	—	1,623
Equity Financing Expenses	39	371	—
Stock Compensation	152	200	48
Research and Development Credit	(1,882)	(803)	(509)
Effect on Tax Cuts & Job Acts Rate Reduction	14,770	—	—
Other	8	(8)	(46)
	$—	$—	$—

The tax effects of temporary differences and operating loss carryforwards that gave rise to significant portions of the deferred tax assets and deferred tax liabilities were as follows at December 31, 2017 and 2016 (in thousands):

	Year ended December 31,
	2017	2016
Deferred tax assets
Accrued expenses	$1,412	$751
Deferred rent	20	16
Stock compensation	360	386
Charitable contributions	2	1
Capitalized patents and licenses	1,225	1,474
R&D credits	3,333	1,451
Net operating loss carryforwards	23,556	16,844
Deferred tax assets	29,908	20,923
Deferred tax liabilities
Property, plant and equipment, primarily due to differences in depreciation	(21)	(13)
Deferred tax liabilities	(21)	(13)
Valuation allowance	(29,887)	(20,910)
Net deferred tax assets	$—	$—

At December 31, 2017 and December 31, 2016, the Company evaluated all significant available positive and negative evidence, including the existence of losses in recent years and management’s forecast of future taxable income, and, as a result, determined it was more likely than not that federal and state deferred tax assets, including benefits related to net operating loss carryforwards, would not be realized. The valuation allowance was increased from $20,910 at December 31, 2016 to $29,887 at December 31, 2017. The increase in valuation allowance was due primarily to the increase in net operating loss carryforwards and income tax credits offset by the impact of the Tax Cuts and Job Act rate reduction.

The table below summarizes changes in the deferred tax valuation allowance (in thousands):

	2017	2016	2015
Balance at beginning of year	$20,910	$9,974	$3,865
Charges to costs and expenses	8,977	10,936	6,109
Write-offs	—	—	—
Balance at end of year	29,887	20,910	9,974

At December 31, 2017, the Company has federal net operating loss carryforwards of approximately $100,795, which are available to offset future taxable income. The federal net operating loss carryforwards begin to expire in 2028. In addition, the Company has state net operating loss carryforwards totaling approximately $100,793, which are available to offset future state taxable income. State net operating losses begin to expire in 2023. Because the Company has incurred cumulative net operating losses since inception, all tax years remain open to examination by U.S. federal and state income tax authorities.

In accordance with FASB ASC 740, Accounting for Income Taxes, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not’ that the position taken will be sustained by a taxing authority. As of December 31, 2017 and 2016, the Company had no unrecognized income tax benefits and correspondingly there is no impact on the Company’s effective income tax rate associated with these items. The Company’s policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense in the accompanying statements of income. As of December 31, 2017 and 2016, the Company had no such accruals.

On December 22, 2017, the Tax Cuts and Jobs Act (“Tax Act”) was signed into law. The Tax Act lowered the Federal corporate tax rate from 34% to 21% and made numerous other tax law changes. The Company has measured deferred tax assets at the enacted tax rate expected to apply when these temporary differences are expected to be realized or settled, resulting in a provisional charge of $14.8 million for the revaluation of the Company’s deferred tax assets.  U.S. GAAP requires companies to recognize the effect of tax law changes in the period of enactment.  Reasonable estimates were made based on the Company’s analysis of the Tax Act. These provisional amounts may be adjusted during 2018 when additional information is obtained. Additional information that may affect our provisional amounts would include further clarification and guidance on how the Internal Revenue Service will implement the Tax Act, including guidance with respect to guidance on how state taxing authorities will implement tax reform and the related effect on our state income tax returns, completion of our 2017 tax return filings, and the potential for additional guidance from the Financial Accounting Standards Board related to the Tax Act. Under the Tax Act, NOLs arising after December 31, 2017 may be carried forward indefinitely. However, for NOLs arising after December 31, 2017, NOL carryforwards will be limited to 80% of taxable income. The Company’s NOLs generated in 2017 and in prior years will not be subject to the limitations under the Tax Act.

Potential 382 Limitation

The Company’s ability to utilize its net operating loss (NOL) and research and development (R&D) credit carryforwards may be substantially limited due to ownership changes that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the Code), as well as similar state provisions. These ownership changes may limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change,” as defined by Section 382 of the Code, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of the outstanding stock of a company by certain stockholders or public groups.

The Company has not completed a study to assess whether one or more ownership changes have occurred since the Company became a loss corporation under the definition of Section 382. If the Company has experienced an ownership change, utilization of the NOL or R&D credit carryforwards would be subject to an annual limitation, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term, tax-exempt rate, and then could be subject to additional adjustments, as required. Any such limitation may result in the expiration of a portion of the NOL or R&D credit carryforwards before utilization. Until a study is completed and any limitation known, no amounts are being considered as an uncertain tax position or disclosed as an unrecognized tax benefit under ASC-740. Any carryforwards that expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance. Due to the existence of the valuation allowance, it is not expected that any possible limitation will have an impact on the results of operations of the Company.